Average Annual Total Returns{- Franklin Small Cap Value Fund} - Franklin Value Investors Trust-32 - Franklin Small Cap Value Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	Russell 2000 Value Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(0.41%)	9.46%	8.32%	(1.00%)	7.49%	6.56%	0.04%	7.17%	6.41%	3.57%	9.88%	8.15%	5.11%	10.43%	8.69%	5.83%	11.19%	9.58%	[1]	5.66%	10.98%	9.24%	4.63%	9.65%	8.66%

[1]	1. Since inception May 1, 2013.